FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 11,675	$ 9,469
Equipment Loans	234	$ 0
1-5 years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Minimum rental and lease payments	347
Equipment Loans	248
Finance Lease Obligations	1,878
Total	2,473
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Minimum rental and lease payments	398
Equipment Loans	0
Finance Lease Obligations	0
Total	398
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	11,675
Minimum rental and lease payments	105
Equipment Loans	191
Finance Lease Obligations	1,918
Total	13,889
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	11,675
Minimum rental and lease payments	850
Equipment Loans	439
Finance Lease Obligations	3,796
Total	$ 16,760